Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks		$ 149,549		$ 139,258	$ 107,068
Loans and advances to banks		15,544		16,893	12,379
Receivables from securities financing transactions		85,271		89,648	84,245
Cash collateral receivables on derivative instruments		30,846		39,549	23,289
Loans and advances to customers		345,783		339,946	327,992
Other financial assets measured at amortized cost		27,324		23,907	23,012
Total financial assets measured at amortized cost		654,318		649,202	577,985
Financial assets at fair value held for trading		98,155		90,686	127,695
of which: assets pledged as collateral that may be sold or repledged by counterparties		38,505		31,192	41,285
Derivative financial instruments	[1],[2],[3]	152,010		212,986	121,843
Brokerage receivables		19,848		20,319	18,007
Financial assets at fair value not held for trading		94,010		82,490	83,636
Total financial assets measured at fair value through profit or loss		364,023		406,482	351,181
Financial assets measured at fair value through other comprehensive income		8,624		7,653	6,345
Investments in associates		1,054		1,042	1,051
Property, equipment and software		11,889		11,812	11,826
Goodwill and intangible assets		6,414		6,407	6,469
Deferred tax assets		9,263		9,289	9,513
Other non-financial assets		7,849		7,299	7,547
Total assets		1,063,435		1,099,185	971,916
Liabilities
Amounts due to banks		12,410		18,822	6,570
Payables from securities financing transactions		12,019		12,867	7,778
Cash collateral payables on derivative instruments		36,883		45,649	31,416
Customer deposits		477,145		468,422	450,591
Funding from UBS Group AG and its subsidiaries		49,701	[4]	49,192	47,866	[4]
Debt issued measured at amortized cost	[5]	77,186		66,479	62,835
Other financial liabilities measured at amortized cost		10,103		10,462	10,373
Total financial liabilities measured at amortized cost		675,446		671,893	617,429
Financial liabilities at fair value held for trading		34,426		32,572	30,591
Derivative financial instruments	[1],[2],[3]	152,280		206,654	120,880
Brokerage payables designated at fair value		40,248		37,652	37,233
Debt issued designated at fair value		57,644		53,040	66,592
Other financial liabilities designated at fair value		39,131		31,794	36,157
Total financial liabilities measured at fair value through profit or loss		323,729		361,713	291,452
Provisions		2,564		2,530	2,938
Other non-financial liabilities		6,106		5,065	6,168
Total liabilities		1,007,847		1,041,201	917,988
Equity
Share capital		338		338	338
Share premium		24,657		24,663	24,659
Retained earnings		23,257		25,994	23,451
Other comprehensive income recognized directly in equity, net of tax		7,164		6,820	5,306
Equity attributable to shareholders		55,416		57,814	53,754
Equity attributable to non-controlling interests		173		169	174
Total equity		55,589		57,983	53,928
Total liabilities and equity		$ 1,063,435		$ 1,099,185	$ 971,916

[1]
Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16, under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 16, under Forward starting transactions.

[4]	Represents funding from UBS Group AG to UBS AG.
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.